Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Note 6 Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2021 and 2020 were as follows:

	Affiliate Marketing Services - United States	Sports Gaming Client Services	Enterprise TEM	Affiliate Marketing Services - International	Total

Balance as of December 31, 2019	$—	$381,000	$—	$—	$381,000
Acquisitions	—	—	—	—	—
Less: Impairment charges	—	—	—	—	—

Balance as of December 31, 2020	$—	$381,000	$—	$—	$381,000

Acquisitions	—	—	22,581,032	3,130,167	25,711,199
Less: Impairment charges	—	—	(21,722,213)	—	(21,722,213)
Balance as of December 31, 2021	$—	$381,000	$858,819	$3,130,167	$4,369,986

Cumulative goodwill impairment charges	$—	$—	$21,722,213	$—	$21,722,213

During the year ended December 31, 2021, the Company recorded goodwill impairment of $21,722,213 in the Enterprise TEM reporting unit, which is included in the Enterprise TEM operating segment. The Enterprise TEM reporting unit had goodwill of $858,819 and a negative carrying amount of net assets as of December 31, 2021. There is inherent uncertainty included in the assumptions used in goodwill impairment testing. A change to any of the assumptions could lead to a future impairment that could be material.